Expense Example (USD $)	12 Months Ended
Oct. 31, 2013
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	$ 92
3 YEAR,	182
5 YEAR,	280
10 YEAR,	568
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	71
3 YEAR,	115
5 YEAR,	163
10 YEAR,	307
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	92
3 YEAR,	182
5 YEAR,	280
10 YEAR,	568
Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	79
3 YEAR,	140
5 YEAR,	208
10 YEAR,	407
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	76
3 YEAR,	131
5 YEAR,	191
10 YEAR,	$ 370